RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Derivatives
Derivative Assets	$ 798	$ 405
Derivative Liabilities	(964)	(459)
Total Derivatives	(166)	(54)
Total trading activity
Total Derivatives
Derivative Assets	767	389
Derivative Liabilities	(838)	(244)
Total Derivatives	(71)	145
Cash Flow Hedges
Total Derivatives
Derivative Assets	13	8
Derivative Liabilities	(15)	(8)
Total Derivatives	(2)	0
Fair Value Hedges
Total Derivatives
Derivative Assets	1	0
Derivative Liabilities	(4)	(5)
Total Derivatives	(3)	(5)
Net Investment Hedges
Total Derivatives
Derivative Assets	17	8
Derivative Liabilities	(107)	(202)
Total Derivatives	(90)	(194)
Foreign exchange
Total Derivatives
Derivative Assets	18	78
Derivative Liabilities	(295)	(212)
Interest rate
Total Derivatives
Derivative Assets	12	8
Derivative Liabilities	(15)	(5)
Other current assets
Total Derivatives
Derivative Assets	737	332
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	717	320
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	4	4
Other current assets | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	16	8
Other current assets | Commodities
Total Derivatives
Derivative Assets	717	250
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	716	249
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	1	1
Other current assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	17	78
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	1	70
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	16	8
Other current assets | Interest rate
Total Derivatives
Derivative Assets	3	4
Other current assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	1
Other current assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	3	3
Other current assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets
Total Derivatives
Derivative Assets	61	73
Intangible and other assets | Total trading activity
Total Derivatives
Derivative Assets	50	69
Intangible and other assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	9	4
Intangible and other assets | Fair Value Hedges
Total Derivatives
Derivative Assets	1	0
Intangible and other assets | Net Investment Hedges
Total Derivatives
Derivative Assets	1	0
Intangible and other assets | Commodities
Total Derivatives
Derivative Assets	51	69
Intangible and other assets | Commodities | Commodities
Total Derivatives
Derivative Assets	50	69
Intangible and other assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	1	0
Intangible and other assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Foreign exchange
Total Derivatives
Derivative Assets	1
Intangible and other assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	0
Intangible and other assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0
Intangible and other assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0
Intangible and other assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	1
Intangible and other assets | Interest rate
Total Derivatives
Derivative Assets	9	4
Intangible and other assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	8	4
Intangible and other assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	1	0
Intangible and other assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(922)	(387)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(810)	(218)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(4)	(6)
Accounts payable and other | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(3)	(4)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(105)	(159)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(626)	(214)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(622)	(208)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(4)	(6)
Accounts payable and other | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(293)	(169)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(188)	(10)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(105)	(159)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(3)	(4)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(3)	(4)
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(42)	(72)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(28)	(26)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(11)	(2)
Other long-term liabilities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(2)	(43)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(28)	(28)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(28)	(26)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	(2)
Other long-term liabilities | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(2)	(43)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(2)	(43)
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(12)	(1)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(11)	0
Other long-term liabilities | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains/(losses)	11	(3)	$ (28)
Net realized losses	(4)	(1)	0
Other Restricted Investments
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains/(losses)	0	1	(1)
Net realized losses	0	0	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Fixed income securities (maturing within 1 year)	0	0
Fixed income securities (maturing within 1-5 years)	0	0
Fixed income securities (maturing within 5-10 years)	140	14
Fixed income securities (maturing after 10 years)	952	790
Fixed income securities	1,092	804
Fixed income securities | Other Restricted Investments
Fair value
Fixed income securities (maturing within 1 year)	22	23
Fixed income securities (maturing within 1-5 years)	110	107
Fixed income securities (maturing within 5-10 years)	0	0
Fixed income securities (maturing after 10 years)	0	0
Fixed income securities	$ 132	$ 130